Regulatory matters	12 Months Ended
Dec. 31, 2013
Regulated Operations [Abstract]
Regulatory matters

7.	Regulatory matters
The Company’s regulated utility operating companies are subject to regulation by the public utility commissions of the states in which they operate. The respective public utility commissions have jurisdiction with respect to rate, service, accounting policies, issuance of securities, acquisitions and other matters. These utilities operate under cost-of-service regulation as administered by these state authorities. The Company`s regulated utility operating companies are accounted for under the principles of U.S. Financial Accounting Standards Board ASC Topic 980 Regulated Operations (“ASC 980”). Under ASC 980, regulatory assets and liabilities that would not be recorded under U.S. GAAP for non-regulated entities are recorded to the extent that they represent probable future revenues or expenses associated with certain charges or credits that will be recovered from or refunded to customers through the rate setting process.
On November 29, 2012, the Company’s Calpeco Electric System regulator approved an All Parties General Rate Case Settlement. As an element of the decision, a revenue decoupling mechanism and a vegetation management memorandum account were agreed upon. The revenue decoupling mechanism will isolate base revenues from fluctuations caused by weather and economic factors. The vegetation management memorandum account allows for the tracking and pass through of vegetation management expenses to customers, one of the largest expenses of the utility.

7.	Regulatory matters (continued)
At any given time, Liberty Utilities can have several regulatory proceedings underway. The financial effects of these proceedings are reflected in the financial statements based on regulatory approval obtained to the extent that there is a financial impact during the applicable reporting period.
Regulatory assets and liabilities consist of the following:

	2013	2012
Regulatory assets
Environmental costs (a)	$80,438	$59,789
Pension and post-employment benefits (b)	64,997	47,838
Storm costs (c)	5,437	6,726
Energy costs adjustment (d)	20,495	7,962
Rate case costs (e)	3,119	2,398
Vegetation management	2,297	2,082
Debt premium (f)	4,504	—
Asset retirement obligation (g)	1,468	1,095
Tax related	2,995	1,160
Other	4,598	5,342
Total regulatory assets	$190,348	$134,392
Less current regulatory assets	(34,643)	(10,644)
Non-current regulatory assets	$155,705	$123,748

Regulatory liabilities
Cost of removal (h)	$68,698	$58,852
Rate-base offset (i)	25,082	15,541
Energy costs adjustment (d)	17,394	13,891
Pension and post-employment benefits (b)	6,770	1,127
Rate adjustment mechanism	1,681	—
Tax related	133	—
Other	3,531	1,265
Total regulatory liabilities	$123,289	$90,676
Less current regulatory liabilities	(21,632)	(8,626)
Non-current regulatory liabilities	$101,657	$82,050

(a)
Environmental remediation costs recovery: Actual expenditures incurred for the cleanup of certain former gas manufacturing facilities (see note 23 (a) (ii)) are recovered through rates over a period of 7 years.

(b)
Pension and post-employment benefits: As part of a business acquisition, the Regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-retirement benefits that have not yet been recognized in net periodic cost and were presented as accumulated comprehensive income prior to the acquisition. A net portion of $12,213 is currently recovered through rates over the future services years of the employees. The balance of $46,014 relates to recent acquisitions and was authorized for recognition as an asset by the Regulator. Recovery of $23,013 through rates is expected to start in the second quarter of 2014. The remaining $23,001 is anticipated to be approved in a final rate order in 2015.

(c)	Storm costs: Incurred repair costs resulting from certain storms, which are expected to be recovered through rates.

7.	Regulatory matters (continued)

(d)
Energy cost adjustment: The revenue of the electric and natural gas utilities include a component which is designed to recover the cost of electricity or natural gas through rates charged to customers. Under deferred energy accounting, to the extent actual natural gas and purchased power costs differ from natural gas and purchased power costs recoverable through current rates that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the balance sheet. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of natural gas or electricity in future time periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives are recoverable through the energy cost adjustment (note 26(b)(i)).

(e)
Rate case costs: The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the Regulator.

(f)
Debt premium: The value of debt assumed in the acquisition of New England Gas System has been recorded at fair value in accordance with ASC 805 Business Combinations. The Massachusetts regulator allows for recovery of interest at the coupon rate of the debt and a regulatory asset has been recorded for the difference between the fair value and face value of the debt.

(g)	Asset retirement obligation: Asset retirement obligations incurred by the utilities are expected to be recovered through rates.

(h)
Cost of removal: The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.

(i)
Rate-base offset: The Regulator imposed a rate base offset that would reduce the revenue requirement at future rate proceedings. The rate base offset declines on a straight-line basis over a period of ten years.

The Company records carrying charges on the regulatory balances related to energy costs adjustment and storm costs. As recovery of regulatory assets is subject to regulatory approval, if there were any changes in regulatory positions that indicate recovery is not probable, the related cost would be charged to income in the period of such determination.